S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
May 31, 2022

Security Description	Shares	Value
Common Stock (99.44%)

Basic Materials (5.22%)
AdvanSix Inc	1,786	$82,745
Allegheny Technologies Inc*,#	8,015	220,413
American Vanguard Corp	1,902	46,941
Arconic Corp*	6,331	178,091
Balchem Corp	2,039	253,713
Carpenter Technology Corp	2,804	98,785
Century Aluminum Co*	3,179	37,512
Clearwater Paper Corp*	1,183	40,636
Compass Minerals International Inc	2,139	96,105
GCP Applied Technologies Inc*	3,238	100,767
Glatfelter Corp#	3,163	27,265
Hawkins Inc	1,183	42,777
HB Fuller Co	3,369	239,469
Innospec Inc	1,552	158,351
Kaiser Aluminum Corp	1,057	107,994
Koppers Holdings Inc	1,482	40,162
Livent Corp*,(a)	9,782	310,970
Mercer International Inc	2,867	42,346
Neenah Inc	1,088	41,246
Quaker Chemical Corp	854	133,566
Rayonier Advanced Materials Inc*	3,576	13,768
Rogers Corp*,(a)	1,190	315,802
Schweitzer-Mauduit International Inc	2,067	56,057
Stepan Co	1,381	154,824
Sylvamo Corp*	2,257	114,520
Trinseo PLC	2,559	121,015
Unifi Inc*	1,046	16,537
Total Basic Materials		3,092,377

Communications (4.24%)
A10 Networks Inc	3,745	57,710
ADTRAN Inc	3,066	56,813
AMC Networks Inc*	1,982	77,813
ATN International Inc	779	34,346
CalAmp Corp*	2,444	17,743
Cars.com Inc*	4,119	42,632
Cogent Communications Holdings Inc	2,695	162,751
Consolidated Communications Holdings Inc*	5,162	34,172
ePlus Inc*	1,798	102,019
The EW Scripps Co*	3,903	61,941
Extreme Networks Inc*	7,992	79,281
Gannett Co Inc*	9,383	36,875
Gogo Inc*	4,207	85,234
Harmonic Inc*	6,868	66,139
HealthStream Inc*	1,832	37,318
InterDigital Inc	1,985	129,601
Liquidity Services Inc*	1,928	26,144
NETGEAR Inc*	1,998	38,062
OptimizeRx Corp*	1,119	28,624
Perficient Inc*,#	2,092	204,828
Plantronics Inc*	2,344	92,541
QuinStreet Inc*	3,238	35,618
Scholastic Corp	1,976	74,159
Shenandoah Telecommunications Co	3,229	74,138
Shutterstock Inc	1,461	87,952
TechTarget Inc*	1,557	110,687
Telephone and Data Systems Inc	6,350	112,586
Thryv Holdings Inc*	1,075	28,154
Viavi Solutions Inc*	14,793	214,055
Vonage Holdings Corp*,(a)	15,519	300,603
Total Communications		2,510,539

Consumer, Cyclical (14.21%)
Abercrombie & Fitch Co*	3,721	76,057
Academy Sports & Outdoors Inc	5,484	183,769
Allegiant Travel Co*	873	130,470
American Axle & Manufacturing Holdings Inc*	7,476	60,630
America's Car-Mart Inc*	397	43,035
Asbury Automotive Group Inc*	1,487	269,370
Bed Bath & Beyond Inc*	6,028	52,142
Big Lots Inc	1,911	46,800
BJ's Restaurants Inc*	1,372	36,042
Bloomin' Brands Inc	5,356	113,065
Boot Barn Holdings Inc*	1,856	149,779
Brinker International Inc*	2,790	84,677
The Buckle Inc	1,891	62,138
Caleres Inc	2,523	71,805
The Cato Corp	1,556	20,306
Cavco Industries Inc*,#	542	120,411
Century Communities Inc	1,701	92,483
The Cheesecake Factory Inc	3,118	101,834
Chico's FAS Inc*	8,496	42,055
The Children's Place Inc*	943	44,774
Chuy's Holdings Inc*	1,345	30,384
Cinemark Holdings Inc*	6,765	114,870
Conn's Inc*	1,366	18,031
Dave & Buster's Entertainment Inc*	2,448	92,755
Designer Brands Inc	3,952	61,375
Dine Brands Global Inc	1,098	80,692
Dorman Products Inc*	1,852	187,145
El Pollo Loco Holdings Inc*	1,399	14,494
Ethan Allen Interiors Inc	1,450	33,727
Fossil Group Inc*	3,328	24,428
Genesco Inc*	894	50,341
Gentherm Inc*	2,093	144,291
G-III Apparel Group Ltd*	2,872	71,972
GMS Inc*	2,817	140,315
Golden Entertainment Inc*	1,277	60,377
Group 1 Automotive Inc	1,100	197,549
Guess? Inc	2,510	52,359
Haverty Furniture Cos Inc	1,111	31,397
Hawaiian Holdings Inc*	3,036	53,889
Healthcare Services Group Inc	4,744	81,454
Hibbett Inc	956	48,517
HNI Corp	2,445	93,228
Installed Building Products Inc	1,478	141,208
Interface Inc	4,184	60,208
iRobot Corp*	1,698	80,808
Jack in the Box Inc	1,024	69,939
KAR Auction Services Inc*	7,573	120,941
Kontoor Brands Inc	3,132	125,499
La-Z-Boy Inc	2,792	71,280
LCI Industries	1,627	194,459
LGI Homes Inc*,#	1,345	131,797
LL Flooring Holdings Inc*	1,940	23,299
M/I Homes Inc*	1,897	88,685
The Marcus Corp*	1,646	25,793
MarineMax Inc*	1,369	56,690
MDC Holdings Inc	3,636	138,822
Meritage Homes Corp*	2,392	204,062
Meritor Inc*	4,457	161,210
Methode Electronics Inc	2,332	105,057
Monarch Casino & Resort Inc*	854	57,944
Motorcar Parts of America Inc*	1,357	20,124
Movado Group Inc	1,175	39,868
The ODP Corp*	3,016	115,181
Oxford Industries Inc	1,009	91,980
Patrick Industries Inc	1,482	89,083
PC Connection Inc	791	35,366
PetMed Express Inc	1,445	31,833
PriceSmart Inc	1,558	122,506
Red Robin Gourmet Burgers Inc*	926	9,112
Resideo Technologies Inc*	8,667	204,715
Ruth's Hospitality Group Inc	1,944	35,828
Sally Beauty Holdings Inc*	6,888	104,422
ScanSource Inc*	1,608	62,294
Shake Shack Inc*	2,372	115,398
Shoe Carnival Inc	1,280	34,893
Signet Jewelers Ltd	3,292	196,203
SkyWest Inc*	3,356	90,478
Sleep Number Corp*,#	1,501	68,941
Sonic Automotive Inc	1,339	61,072
Sonos Inc*	8,012	177,306
Standard Motor Products Inc	1,301	51,975
Steven Madden Ltd	4,819	179,170
Titan International Inc*	3,341	60,840
Tri Pointe Homes Inc*	6,971	146,879
Tupperware Brands Corp*	3,285	21,780
UniFirst Corp	959	156,739
Universal Electronics Inc*	997	26,720
Vera Bradley Inc*	1,892	12,885
Veritiv Corp*	911	132,414
Vista Outdoor Inc*	3,609	139,091
Wabash National Corp	3,495	53,648
Winnebago Industries Inc	2,107	104,191
Wolverine World Wide Inc	5,154	109,986
World Fuel Services Corp	4,080	101,143
XPEL Inc*	522	26,946
Zumiez Inc*	1,394	45,737
Total Consumer, Cyclical		8,419,680

Consumer, Non-Cyclical (18.95%)
The Aaron's Co Inc	2,245	43,912
ABM Industries Inc	4,338	209,742
Addus HomeCare Corp*	991	82,749
Adtalem Global Education Inc*	3,189	104,025
Alarm.com Holdings Inc*	2,918	184,505
American Public Education Inc*	1,102	15,362
AMN Healthcare Services Inc*,#	2,978	288,568
Amphastar Pharmaceuticals Inc*	2,454	91,142
The Andersons Inc	2,041	76,762
AngioDynamics Inc*	2,694	52,883
ANI Pharmaceuticals Inc*	753	22,778
Anika Therapeutics Inc*	1,022	22,218
Arcus Biosciences Inc*	2,864	54,273
Arlo Technologies Inc*	5,260	37,241
Artivion Inc*	2,686	52,538
Avanos Medical Inc*	3,101	88,968
Avid Bioservices Inc*	3,882	51,902
B&G Foods Inc	4,291	97,020
BioLife Solutions Inc*	1,847	25,341
Calavo Growers Inc	1,095	37,285
Cal-Maine Foods Inc	2,229	106,390
Cara Therapeutics Inc*	1,387	11,540
Cardiovascular Systems Inc*	2,591	42,130
Celsius Holdings Inc*	2,413	161,888
Central Garden & Pet Co - Class A*	2,610	110,481
Central Garden & Pet Co*	702	31,716
The Chefs' Warehouse Inc*	1,825	65,207
Coca-Cola Consolidated Inc	292	164,971
Coherus Biosciences Inc*	4,320	31,709
Collegium Pharmaceutical Inc*	1,483	23,164
Community Health Systems Inc*	7,521	39,410
CONMED Corp	1,871	217,579
Corcept Therapeutics Inc*	5,978	124,582
CoreCivic Inc*	7,761	99,884
CorVel Corp*,#	591	88,154
Covetrus Inc*,#	6,600	137,412
Cross Country Healthcare Inc*	2,325	41,036
Cutera Inc*	1,019	45,845
Cytokinetics Inc*,#	5,392	215,141
Deluxe Corp	2,788	66,717
Dynavax Technologies Corp*	7,524	89,235
Eagle Pharmaceuticals Inc*	724	33,811
Edgewell Personal Care Co	3,507	127,655
elf Beauty Inc*	2,547	67,801
Embecta Corp*	3,576	88,613
Emergent BioSolutions Inc*	3,037	100,100
Enanta Pharmaceuticals Inc*	1,144	45,680
Endo International PLC*	14,456	7,628
The Ensign Group Inc	3,306	268,348
EVERTEC Inc	3,795	143,982
Forrester Research Inc*	760	39,771
Fresh Del Monte Produce Inc	1,961	50,084
Fulgent Genetics Inc*	1,246	67,919
Glaukos Corp*	2,792	113,997
Green Dot Corp*	3,393	97,854
Hanger Inc*	2,316	36,570
Harmony Biosciences Holdings Inc*	1,410	61,476
Heidrick & Struggles International Inc	1,373	47,451
Heska Corp*	688	68,656
Hostess Brands Inc*,#	8,716	185,215
Innoviva Inc*	4,184	63,471
Inogen Inc*	1,194	30,662
Integer Holdings Corp*	2,079	165,863
Inter Parfums Inc	1,165	85,977
iTeos Therapeutics Inc*	1,290	22,575
J & J Snack Foods Corp	935	119,886
John B Sanfilippo & Son Inc	629	48,043
The Joint Corp*	851	14,195
Kelly Services Inc	2,377	47,445
Korn Ferry	3,492	214,618
Lantheus Holdings Inc*	4,264	292,169
LeMaitre Vascular Inc	1,174	53,675
Ligand Pharmaceuticals Inc*	1,059	94,156
Medifast Inc	695	115,891
MEDNAX Inc*	5,538	106,994
Meridian Bioscience Inc*	2,867	78,843
Merit Medical Systems Inc*	3,169	194,545
MGP Ingredients Inc	853	82,622
ModivCare Inc*	822	78,443
Monro Inc	2,226	105,557
Myriad Genetics Inc*	4,997	96,142
National Beverage Corp	1,539	76,381
Natus Medical Inc*	2,190	71,810
Nektar Therapeutics*	11,864	41,287
NeoGenomics Inc*	7,328	61,702
Omnicell Inc*,#,(a)	2,762	307,024
OraSure Technologies Inc*	4,421	18,347
Organogenesis Holdings Inc*	3,226	18,098
Orthofix Medical Inc*	1,364	37,496
Owens & Minor Inc	4,502	157,030
Pacira BioSciences Inc*	2,858	180,769
The Pennant Group Inc*	1,684	32,215
Perdoceo Education Corp*	4,611	50,306
Phibro Animal Health Corp	1,453	27,912
Prestige Consumer Healthcare Inc*	3,220	179,740
PROG Holdings Inc*	3,561	103,946
Quanex Building Products Corp	2,375	48,308
RadNet Inc*	2,988	61,344
REGENXBIO Inc*	1,997	42,017
Rent-A-Center Inc	3,850	106,029
Resources Connection Inc	2,156	39,821
Select Medical Holdings Corp	6,675	162,536
Seneca Foods Corp*	442	25,128
The Simply Good Foods Co*	5,356	214,026
SpartanNash Co	2,264	77,904
Strategic Education Inc	1,425	93,794
Supernus Pharmaceuticals Inc*	3,522	98,158
Surmodics Inc*	970	38,053
Tactile Systems Technology Inc*	1,362	13,838
Tivity Health Inc*	2,501	81,032
Tootsie Roll Industries Inc	1,145	37,865
TreeHouse Foods Inc*	3,542	145,647
TrueBlue Inc*	2,412	53,112
uniQure NV*,#	2,283	32,784
United Natural Foods Inc*	3,630	153,948
Universal Corp	1,631	103,862
US Physical Therapy Inc	855	96,264
USANA Health Sciences Inc*	735	51,693
Vanda Pharmaceuticals Inc*	3,820	37,551
Varex Imaging Corp*	2,748	63,314
Vector Group Ltd	8,486	104,463
Vericel Corp*	2,991	81,206
Viad Corp*	1,455	43,825
Vir Biotechnology Inc*	4,602	118,778
WD-40 Co	885	167,079
WW International Inc*	6,715	47,609
Xencor Inc*	3,700	82,621
Zimvie Inc*	1,311	28,540
Total Consumer, Non-Cyclical		11,234,000

Energy (6.52%)
Archrock Inc	8,479	85,044
Bristow Group Inc*	1,489	47,335
Callon Petroleum Co*,#	3,051	178,361
Civitas Resources Inc(a)	4,510	344,339
CONSOL Energy Inc*	1,985	102,347
Core Laboratories NV	2,961	83,441
DMC Global Inc*	786	21,749
Dril-Quip Inc*	2,345	73,727
FutureFuel Corp	1,848	13,287
Green Plains Inc*	3,445	112,238
Helix Energy Solutions Group Inc*	9,162	42,512
Helmerich & Payne Inc(a)	6,602	332,411
Laredo Petroleum Inc*	645	54,290
Nabors Industries Ltd*	420	70,043
NOW Inc*	5,519	60,930
Oceaneering International Inc*	6,554	83,367
Oil States International Inc*	4,333	33,537
Par Pacific Holdings Inc*	2,639	43,280
Patterson-UTI Energy Inc	12,535	239,168
PBF Energy Inc*	5,984	198,669
ProPetro Holding Corp*	5,328	69,530
Ranger Oil Corp*	964	41,269
Renewable Energy Group Inc*	3,231	198,093
REX American Resources Corp*	330	28,674
RPC Inc*	3,687	34,510
SM Energy Co(a)	7,601	366,900
Southwestern Energy Co*,(a)	69,971	638,136
SunCoke Energy Inc	5,463	44,196
Talos Energy Inc*	1,436	31,018
US Silica Holdings Inc*	4,697	83,043
Warrior Met Coal Inc	3,238	108,862
Total Energy		3,864,306

Financial (25.42%)
Banks (9.79%)
Allegiance Bancshares Inc	1,202	48,381
Ameris Bancorp	4,211	191,979
BancFirst Corp	1,006	91,274
Bancorp Inc*	3,287	68,468
BankUnited Inc	5,511	229,588
Banner Corp	2,195	127,551
Central Pacific Financial Corp	1,761	42,511
City Holding Co	952	78,150
Columbia Banking System Inc	4,632	139,655
Community Bank System Inc	3,471	229,086
Customers Bancorp Inc*	1,891	78,098
CVB Financial Corp	8,024	198,835
Dime Community Bancshares Inc	1,639	51,530
Eagle Bancorp Inc	2,012	99,715
FB Financial Corp	2,073	87,107
First BanCorp/Puerto Rico	12,629	188,551
First Bancorp/Southern Pines NC	2,219	83,146
First Commonwealth Financial Corp	5,896	82,603
First Financial Bancorp	5,905	123,887
First Hawaiian Inc	7,746	198,375
Flagstar Bancorp Inc	3,398	130,925
Hanmi Financial Corp	1,915	44,696
Heritage Financial Corp	2,370	61,857
Hilltop Holdings Inc	3,970	119,140
HomeStreet Inc	1,321	53,250
Hope Bancorp Inc	7,571	110,385
Independent Bank Corp	3,019	251,483
Independent Bank Group Inc	2,326	169,984
Lakeland Financial Corp	1,632	117,765
Meta Financial Group Inc	1,867	77,611
National Bank Holdings Corp	2,037	83,008
NBT Bancorp Inc	2,730	100,955
OFG Bancorp	3,140	88,988
Park National Corp	928	114,803
Preferred Bank	877	60,083
Renasant Corp	3,511	108,630
S&T Bancorp Inc	2,541	74,731
Seacoast Banking Corp of Florida	3,573	122,340
ServisFirst Bancshares Inc	3,122	260,250
Simmons First National Corp	6,990	179,713
Southside Bancshares Inc	2,091	84,330
Tompkins Financial Corp	798	60,816
Triumph Bancorp Inc*	1,485	108,019
TrustCo Bank Corp NY	1,388	44,707
Trustmark Corp	3,968	115,429
United Community Banks Inc	6,727	211,430
Veritex Holdings Inc	3,196	110,134
Walker & Dunlop Inc	1,860	197,737
Westamerica BanCorp	1,692	101,875
		5,803,564
Diversified Financial Service (1.83%)
B Riley Financial Inc	1,016	55,220
Blucora Inc*	3,171	56,095
Brightsphere Investment Group Inc	2,258	46,041
Encore Capital Group Inc*	1,562	95,454
Enova International Inc*	2,136	67,455
EZCORP Inc*	4,257	32,268
Greenhill & Co Inc	1,066	13,112
LendingTree Inc*	727	45,881
Mr Cooper Group Inc*	4,570	198,155
Piper Sandler Cos	918	120,983
PRA Group Inc*,#	2,747	101,639
StoneX Group Inc*	1,067	80,100
Virtus Investment Partners Inc	449	86,504
WisdomTree Investments Inc	7,365	43,822
World Acceptance Corp*	265	39,239
		1,081,968
Insurance (2.87%)
Ambac Financial Group Inc*	3,262	34,936
American Equity Investment Life Holding Co	5,232	210,640
AMERISAFE Inc	1,293	65,167
Assured Guaranty Ltd	4,397	258,763
eHealth Inc*	1,677	17,609
Employers Holdings Inc	1,761	72,923
Genworth Financial Inc*	32,702	132,443
HCI Group Inc	459	31,198
Horace Mann Educators Corp	2,613	105,722
James River Group Holdings Ltd	2,043	52,199
NMI Holdings Inc*	5,506	102,467
Palomar Holdings Inc*	1,266	78,682
ProAssurance Corp	3,557	79,001
Safety Insurance Group Inc	941	87,381
Selectquote Inc*	7,890	23,039
SiriusPoint Ltd*	5,736	32,122
Stewart Information Services Corp	1,698	94,222
Trupanion Inc*	2,205	147,470
United Fire Group Inc	1,524	49,393
Universal Insurance Holdings Inc	2,188	28,225
		1,703,602
Real Estate (9.18%)
Acadia Realty Trust	5,770	113,438
Agree Realty Corp#,(a)	4,485	312,021
Alexander & Baldwin Inc	4,568	93,187
American Assets Trust Inc	3,246	110,689
Anywhere Real Estate Inc*	7,684	95,128
Apollo Commercial Real Estate Finance Inc	8,591	109,363
Armada Hoffler Properties Inc	3,969	54,693
ARMOUR Residential REIT Inc	4,218	31,888
Brandywine Realty Trust	10,779	120,186
CareTrust REIT Inc	6,403	118,648
Centerspace	832	69,039
Chatham Lodging Trust*	3,361	42,819
Community Healthcare Trust Inc	1,456	54,862
DiamondRock Hospitality Co*	13,438	138,277
Diversified Healthcare Trust	15,727	35,700
Douglas Elliman Inc	4,243	24,397
Easterly Government Properties Inc	5,311	104,255
Ellington Financial Inc	3,507	54,323
Essential Properties Realty Trust Inc	7,581	173,453
Four Corners Property Trust Inc	4,936	136,086
Franklin BSP Realty Trust Inc	2,227	34,474
Franklin Street Properties Corp	6,376	28,820
The GEO Group Inc*,#	6,097	43,350
Getty Realty Corp	2,449	68,425
Global Net Lease Inc	5,985	86,603
Granite Point Mortgage Trust Inc	3,929	43,219
Hersha Hospitality Trust*	2,572	28,241
Industrial Logistics Properties Trust	4,361	66,549
Innovative Industrial Properties Inc	1,708	227,249
Invesco Mortgage Capital Inc	20,040	35,671
iStar Inc	4,376	76,142
KKR Real Estate Finance Trust Inc	2,854	58,279
LTC Properties Inc	2,624	101,654
LXP Industrial Trust	17,951	207,514
Marcus & Millichap Inc	1,681	70,400
New York Mortgage Trust Inc	24,542	74,362
NexPoint Residential Trust Inc	1,473	108,236
Office Properties Income Trust	3,225	68,725
Orion Office REIT Inc	3,501	46,668
PennyMac Mortgage Investment Trust	6,332	102,452
RE/MAX Holdings Inc	1,277	31,031
Ready Capital Corp	2,655	38,975
Redwood Trust Inc	7,449	75,980
Retail Opportunity Investments Corp	7,888	142,536
RPT Realty	5,757	70,063
Safehold Inc	946	42,428
Saul Centers Inc	843	41,358
Service Properties Trust	10,635	67,320
SITE Centers Corp	11,541	181,425
The St Joe Co	2,077	104,868
Summit Hotel Properties Inc*	6,976	60,970
Tanger Factory Outlet Centers Inc	6,168	108,002
Two Harbors Investment Corp#	20,244	108,103
Uniti Group Inc	14,870	168,626
Universal Health Realty Income Trust	828	44,439
Urban Edge Properties	6,914	130,329
Urstadt Biddle Properties Inc	2,141	37,682
Veris Residential Inc*	5,085	81,818
Washington Real Estate Investment Trust	5,482	133,158
Whitestone REIT	5,830	71,651
Xenia Hotels & Resorts Inc*	7,194	132,298
		5,442,545
Savings&Loans (1.75%)
Axos Financial Inc*	3,322	128,395
Banc of California Inc	3,213	61,818
Berkshire Hills Bancorp Inc	3,076	80,314
Brookline Bancorp Inc	5,218	73,939
Capitol Federal Financial Inc	8,349	84,742
Northfield Bancorp Inc	3,099	41,186
Northwest Bancshares Inc	7,972	102,759
Pacific Premier Bancorp Inc	5,653	184,062
Provident Financial Services Inc	4,301	98,880
WSFS Financial Corp	4,209	180,061
		1,036,156

Total Financial		15,067,835

Industrial (15.15%)
AAON Inc#	2,637	141,290
AAR Corp*	2,190	105,602
Advanced Energy Industries Inc	2,372	193,223
Aerojet Rocketdyne Holdings Inc*,#	4,783	194,859
AeroVironment Inc*	1,474	135,549
Alamo Group Inc	650	76,460
Albany International Corp	2,054	173,358
American Woodmark Corp*	1,115	58,069
Apogee Enterprises Inc	1,595	66,352
Applied Industrial Technologies Inc	2,422	250,459
ArcBest Corp	1,556	117,680
Arcosa Inc	3,115	164,690
Astec Industries Inc	1,504	70,342
Atlas Air Worldwide Holdings Inc*	1,275	88,880
AZZ Inc	1,564	70,005
Badger Meter Inc#	1,884	149,100
Barnes Group Inc	2,934	105,712
Benchmark Electronics Inc	2,427	61,864
Boise Cascade Co	2,535	196,006
Brady Corp	3,056	148,247
CIRCOR International Inc*	1,426	27,721
Comfort Systems USA Inc	2,255	202,319
Comtech Telecommunications Corp	1,747	21,855
CTS Corp	2,147	87,318
Dorian LPG Ltd	2,072	35,224
DXP Enterprises Inc*	1,147	35,190
Encore Wire Corp	1,275	159,401
Enerpac Tool Group Corp	3,859	75,328
EnPro Industries Inc	1,297	124,201
ESCO Technologies Inc	1,684	110,824
Exponent Inc(a)	3,308	299,010
Fabrinet*	2,343	203,536
FARO Technologies Inc*	1,177	37,923
Federal Signal Corp	3,821	134,117
Forward Air Corp	1,722	160,473
Franklin Electric Co Inc	2,481	182,899
Gibraltar Industries Inc*	2,180	91,037
Granite Construction Inc#	2,886	94,228
The Greenbrier Cos Inc	2,166	90,127
Griffon Corp	3,050	97,814
Harsco Corp*	5,252	43,592
Haynes International Inc	896	34,272
Heartland Express Inc	3,348	47,809
Hillenbrand Inc	4,641	194,179
Hub Group Inc*	2,139	156,104
Ichor Holdings Ltd*	1,611	48,717
Insteel Industries Inc	1,310	54,247
Itron Inc*	2,868	148,017
John Bean Technologies Corp	1,987	241,917
Kaman Corp	1,860	67,351
Knowles Corp*	6,051	116,300
Lindsay Corp	723	91,098
Marten Transport Ltd	3,797	66,675
Materion Corp	1,352	110,837
Matson Inc	2,647	237,912
Matthews International Corp	2,048	66,273
Mesa Laboratories Inc	287	60,055
Moog Inc	1,898	154,478
Mueller Industries Inc	3,631	195,529
Myers Industries Inc#	2,544	60,547
MYR Group Inc*	1,085	99,397
National Presto Industries Inc	360	24,332
NV5 Global Inc*	742	91,400
O-I Glass Inc*	10,182	167,494
Olympic Steel Inc	587	20,058
OSI Systems Inc*	1,028	86,270
Park Aerospace Corp	1,578	19,220
PGT Innovations Inc*	3,924	78,872
Plexus Corp*	1,779	150,859
Powell Industries Inc	713	19,165
Proto Labs Inc*	1,786	86,067
Sanmina Corp*	4,055	177,974
SPX Corp*	2,841	142,988
Standex International Corp	817	76,063
Sturm Ruger & Co Inc	1,189	80,721
Tennant Co	1,234	76,804
TimkenSteel Corp*	2,857	65,997
Tredegar Corp	1,767	21,398
Triumph Group Inc*	3,587	54,881
TTM Technologies Inc*	6,638	94,857
UFP Industries Inc(a)	3,958	305,558
Total Industrial		8,974,576

Technology (7.69%)
3D Systems Corp*	8,262	89,312
8x8 Inc*	6,972	50,547
Agilysys Inc*	1,224	50,025
Allscripts Healthcare Solutions Inc*,#	7,943	135,746
Alpha & Omega Semiconductor Ltd*	1,334	58,603
Apollo Medical Holdings Inc*,#	2,391	89,758
Axcelis Technologies Inc*	2,091	129,767
Cerence Inc*,#	2,459	78,098
CEVA Inc*	1,480	53,384
Cohu Inc*,#	2,793	84,991
Computer Programs and Systems Inc*	894	28,510
Consensus Cloud Solutions Inc*	1,021	49,039
Corsair Gaming Inc*	2,073	33,272
CSG Systems International Inc	2,056	127,863
Diebold Nixdorf Inc*	5,500	17,105
Digi International Inc*	2,028	44,819
Diodes Inc*	2,808	216,244
Donnelley Financial Solutions Inc*	1,960	60,976
Ebix Inc	1,594	46,465
ExlService Holdings Inc*	2,097	298,172
FormFactor Inc*	4,926	202,262
Insight Enterprises Inc*,#	2,197	217,108
Kulicke & Soffa Industries Inc	4,014	217,438
LivePerson Inc*	4,137	69,419
Loyalty Ventures Inc*	1,264	13,398
ManTech International Corp	1,736	166,048
MaxLinear Inc*,#	4,450	176,176
NetScout Systems Inc*	4,707	161,591
NextGen Healthcare Inc*	3,468	62,805
OneSpan Inc*	2,332	30,852
Onto Innovation Inc*,#	3,158	253,840
PDF Solutions Inc*	1,992	47,609
Photronics Inc*	4,101	89,156
Pitney Bowes Inc	9,991	46,758
Progress Software Corp	2,859	138,118
Rambus Inc*	6,889	172,914
Simulations Plus Inc	871	41,355
SMART Global Holdings Inc*	2,976	73,358
SPS Commerce Inc*	2,276	243,623
TTEC Holdings Inc	1,178	79,444
Ultra Clean Holdings Inc*	2,695	90,444
Unisys Corp*	3,709	44,248
Veeco Instruments Inc*	3,181	68,169
Xperi Holding Corp	6,541	107,665
Total Technology		4,556,494

Utilities (2.04%)
American States Water Co	2,386	189,091
Avista Corp	4,542	197,304
California Water Service Group	3,304	177,326
Chesapeake Utilities Corp	1,108	147,996
Middlesex Water Co	1,127	95,829
Northwest Natural Holding Co	2,034	110,426
South Jersey Industries Inc	6,618	230,637
Unitil Corp	1,026	59,313
Total Utilities		1,207,922

Total Common Stock (Cost $43,128,252)		58,927,729

United States Treasury Bills (0.17%)
0.098%, 6/16/2022 (Cost $99,982)	100,000	99,976

Right (0.01%)
Lantheus Holdings Inc*,(b)	6,190	5,200

Collateral Received for Securities on Loan (5.19%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 0.92% (Cost $3,071,539)		3,071,539

Total Investments (Cost $46,299,774) (104.81%)		$62,104,444
Liabilities in Excess of Other Assets (-4.81%)		(2,847,690)
Net Assets (100.00%)		$59,256,754

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at May 31, 2022. The aggregate amount of securities on loan at May 31, 2022 is $2,974,592.

(a)	A portion of these securities, a total of $3,832,773, have been pledged or segregated in connection with obligations for futures contracts.

(b)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.01% of net assets. The total value of the fair value securities is $5,200.

Futures contracts at May 31, 2022:
Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
3 / JUN / 2022 / Long / CME	266,850.00	279,285.00	12,435.00